Business Combination - Acquired companies net revenue and profit (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	R$ 223,138	R$ 540,345
Profit (loss) of acquiree since acquisition date	28,541	116,161
First Response Inc
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		106,978
Profit (loss) of acquiree since acquisition date		38,159
Flyone Servio Areo Especializado, Comrcio e Servio Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		55,900
Profit (loss) of acquiree since acquisition date		2,750
Dracares Apoio Martimo e Porturio Ltda. and MB Transportes Aquavirios Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		61,429
Profit (loss) of acquiree since acquisition date		10,479
RG Consultoria Tcnica Ambiental S.A. and RG Consultoria Tcnica Ambiental Brasil Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		9,314
Profit (loss) of acquiree since acquisition date		1,596
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		3,021
Profit (loss) of acquiree since acquisition date		693
Ambipar Response Fauna e Flora Ltda.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		25,080
Profit (loss) of acquiree since acquisition date		(5,775)
Graham Utility Hydrovac Services
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		4,209
Profit (loss) of acquiree since acquisition date		211
Ridgeline
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		45,468
Profit (loss) of acquiree since acquisition date		6,647
Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		168,462
Profit (loss) of acquiree since acquisition date		18,342
C-Tank
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		60,484
Profit (loss) of acquiree since acquisition date		R$ 43,059
Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	12,968
Profit (loss) of acquiree since acquisition date	4,263
Ambipar Response Industrial Services S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	51,637
Profit (loss) of acquiree since acquisition date	4,120
Ambipar Response Environmental Consulting Offshore S.A.
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	4,955
Profit (loss) of acquiree since acquisition date	402
DFA Contracting Ltd
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	35,485
Profit (loss) of acquiree since acquisition date	3,765
Solução Ambiental Engenharia, Participações e Negócios Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0
Profit (loss) of acquiree since acquisition date	(2)
Reconditec Sistemas e Participações Ltda [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	24,442
Profit (loss) of acquiree since acquisition date	6,689
RMC2 Soluções Ambientais Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	7,351
Profit (loss) of acquiree since acquisition date	(1,456)
Zenith Maritima Eireli [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	823
Profit (loss) of acquiree since acquisition date	293
Unidroid Robotica do Brasi Ltda [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0
Profit (loss) of acquiree since acquisition date	(160)
1653395 Alberta Ltd ("165 AB")
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	0
Profit (loss) of acquiree since acquisition date	(13)
Bulldog Energy Group [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	58,536
Profit (loss) of acquiree since acquisition date	9,475
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	18,085
Profit (loss) of acquiree since acquisition date	702
Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	4,623
Profit (loss) of acquiree since acquisition date	287
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	4,233
Profit (loss) of acquiree since acquisition date	R$ 176